Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Tax matters
Current income tax charge/(credit)	$ 2,133	$ 22,795		$ 30,491
Adjustments in current income tax in respect of prior period years	4,753	(865)		753
Adjustments in current income tax due to discounted operations		(3,776)		596
Total	6,886	18,154		31,840
Origination and reversal of temporary differences	(48,618)	2,500		(14,857)
Impact of tax rate changes	(46)	98		(31,688)
Adjustments in deferred tax in respect of prior years	237	(293)		480
Total	(48,427)	2,305		(46,065)
Income tax expense (benefit)	$ (41,541)	$ 20,459	[1]	$ (14,225)	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.